Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Anti-dilutive outstanding employee share options	10,367,441	6,664,244	7,224,123